State Tax-Free Funds	07/01/2022 to 06/30/2023

ICA File Number: 811-04521

Registrant Name: T. Rowe Price State Tax-Free Funds, Inc.

Reporting Period: 07/01/2022 to 06/30/2023

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-4521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan

100 East Pratt Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2022 to 06/30/2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price State Tax-Free Funds, Inc.

By (Signature and Title) /s/ David Oestreicher

                                         David Oestreicher, Principal Executive Officer

Date August 31, 2023

======================== California Tax-Free Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== Georgia Tax-Free Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Maryland Short-Term Tax-Free Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Maryland Tax-Free Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Maryland Tax-Free Money Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== New Jersey Tax-Free Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= New York Tax-Free Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Virginia Tax-Free Bond Fund ==========================

WESTROCK COMPANY

Ticker:       WRK            Security ID:  96145D105
Meeting Date: JAN 27, 2023   Meeting Type: Annual
Record Date:  DEC 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Colleen F. Arnold        For       For          Management
1b    Elect Director Timothy J. Bernlohr      For       For          Management
1c    Elect Director J. Powell Brown          For       For          Management
1d    Elect Director Terrell K. Crews         For       For          Management
1e    Elect Director Russell M. Currey        For       For          Management
1f    Elect Director Suzan F. Harrison        For       For          Management
1g    Elect Director Gracia C. Martore        For       For          Management
1h    Elect Director James E. Nevels          For       For          Management
1i    Elect Director E. Jean Savage           For       For          Management
1j    Elect Director David B. Sewell          For       For          Management
1k    Elect Director Dmitri L. Stockton       For       For          Management
1l    Elect Director Alan D. Wilson           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT